THE CROWLEY PORTFOLIO GROUP, INC.


                              FINANCIAL STATEMENTS

                                   (Unaudited)

                                  MAY 31, 1998





































THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

May 31, 1998 (Unaudited)
------------------------------------------------------------------------------

                                                                                                     Market
   Number                                                                       Percent of           Value
  of Shares                                                                       Net Assets       (Note 1-A)
                                              PREFERRED STOCKS
       4,000     Georgia Power, Series 7.75%                                            .87%     $     102,252
       8,000     Hartford Capital, Series A                                            1.75            204,504
       6,000     Lincoln National Capital, Series 8.75%                                1.35            157,878
      10,000     Pacific Telesis, 7.56%                                                2.15            252,500
      10,000     Pacificorp Capital, 8.25%                                             2.22            260,630
       8,000     Travelers Capital I, 8.00%                                            1.78            209,000
                                                                                    -------      -------------
                    Total Preferred Stocks (Cost $1,148,452)                          10.12          1,186,764
                                                                                    -------      -------------


                                           CORPORATE BONDS & NOTES
   Par Value
                 Auto & Truck
 $   500,000        Ford Holdings
                       7.35%, 11/07/11                                                 4.44            520,400
      60,000        Ford Motor Credit Co. Note
                       8.720%, 07/22/99                                                 .53             61,800
      30,000        Ford Motor Credit Co. Note
                       8.000%, 01/15/99                                                 .24             30,365
     300,000        General Motors
                       Corp. Note 7.700%, 04/15/16                                     2.85            334,263
      50,000        General Motors
                       Corp. Note 9.625%, 12/01/00                                      .46             54,273
                                                                                    -------      -------------
                                                                                       8.52          1,001,101
                                                                                    -------      -------------
                 Banking
      60,000        BankAmerica
                       Corp. Note 7.750%, 07/15/02                                      .54             63,534
      30,000        BankAmerica
                       Corp. Note 7.875%, 12/01/02                                      .27             32,063
      80,000        Bankers Trust New York
                       Corp. Note 9.500%, 06/14/00                                      .73             85,087
      20,000        Bankers Trust New York
                       Corp. Note 9.400%, 03/01/01                                      .18             21,653
      95,000        Banque Paribas New York
                       Note. 6.875%, 03/01/09                                           .82             96,395
      40,000        Barclays American
                       Corp. Note 7.875%, 08/15/98                                      .34             40,162
      20,000        Chase Manhattan
                       Note 10.125%, 11/01/00                                           .19             21,800





-------------------------------------------------------------------------------
See accompanying notes to financial statements

THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

May 31, 1998 (Unaudited)


                                                                                                     Market
                                                                                Percent of           Value
 Par Value                                                                        Net Assets       (Note 1-A)
                                           CORPORATE BONDS & NOTES
                 Banking - (Continued)
$   300,000      Chase Manhattan
                       Zero Coupon, 08/15/17                                            .59%     $      69,000
      40,000        First Union Corp.
                       9.450%, 06/15/99                                                 .35             41,368
     100,000        First Union Corp.
                       Note 9.890%, 03/13/01                                            .94            109,755
      20,000        Heller Financial Inc.
                       Note 8.000%, 12/15/98                                            .17             20,203
                                                                                    -------      -------------
                                                                                       5.12            601,020
                                                                                    -------      -------------
                 Broadcasting & Cable T.V.
      50,000        Cox Communications, Inc.
                       Note 8.875%, 03/01/01                                            .46             53,523
                                                                                    -------      -------------
                 Chemical (Basic)
     400,000        DuPont E.I.
                       Note 8.250%, 1/15/22                                            3.73            437,184
                                                                                    -------      -------------
                 Chemical (Diversified)
      80,000        ICI Wilmington
                       Note 9.500%, 11/15/00                                            .73             85,989
                                                                                    -------      -------------
                 Electric Utility
      50,000        Alabama Power Company
                       1st Mortgage, 8.500%, 05/01/22                                   .45             52,851
      70,000        Alabama Power Company
                       1st Mortgage, 8.300%, 07/01/22                                   .63             73,576
     510,000        Appalachian Power Company
                       8.50%, 12/01/22                                                 4.65            545,802
     250,000        Duquesne Lighting Company
                       Note 7.625%, 04/15/23                                           2.25            263,670
     217,000        Houston Lighting & Power
                       Note 7.750%, 03/15/23                                           1.95            229,070
      35,000        Mississippi Power & Light Co.
                       General Ref Mortgage
                       8.500%, 01/05/23                                                 .32             36,999
     100,000        Ohio Power Co.
                       Note 6.875%, 06/01/03                                            .87            101,998
     250,000        Virginia Electric & Power Co.
                       Note 7.50%, 06/01/23                                            2.22            260,702
      29,000        Washington Gas Light Co.
                       1st Mortgage 8.625%, 03/01/17                                    .26             30,436
     400,000        Wisconsin Power & Light Company
                       1st Mortgage, 9.30%, 12/01/25                                   3.59            421,684

-----------------------------------------------------------------------------
See accompanying notes to financial statements

THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

May 31, 1998 (Unaudited)


                                                                                                     Market
                                                                                Percent of           Value
 Par Value                                                                        Net Assets       (Note 1-A)
                             CORPORATE BONDS & NOTES

                 Electric Utility - (Continued)
$    245,000        Wisconsin Electric Power
                       1st Mortgage, 7.75%, 01/15/23                                   2.22%     $     260,082
                                                                                    -------      -------------
                                                                                      19.41          2,276,870
                                                                                    -------      -------------




                 Electrical Equipment Industry
     100,000        General Electric Capital Corp.
                       Corp. Deb.  Variable Rate, 05/01/18                              .86            101,359
                                                                                    -------      -------------
                 Food Processing
     100,000        Quaker Oats Co.
                       Medium-Term Note 9.000%, 12/17/01                                .93            109,130
                                                                                    -------      -------------
                 Insurance (Diversified)
     185,000        Aetna Services, Inc.
                       Note 7.625%, 08/15/26                                           1.67            196,272
                                                                                    -------      -------------
                 Machinery (Construction & Mining)
     200,000        Caterpillar Inc.
                       Note 6.810%, 08/24/99                                           1.73            202,476
                                                                                    -------      -------------
                 Oil & Gas
      50,000        Societe Nat. Elf Aquitaine
                       Note 7.750%, 05/01/99                                            .43             50,807
                                                                                    -------      -------------
                 Paper and Forest Products
      50,000        International Paper Company
                       Deb. 9.700%, 03/15/00                                            .45             53,000
                                                                                    -------      -------------
                 Retail Building Supply Industry
     300,000        Loews Corp.
                       Note 7.625%, 06/01/23                                           2.66            311,952
                                                                                    -------      -------------
                 Retail Store Industry
      50,000        Dayton Hudson Corp.
                       Note 10.000%, 12/01/00                                           .46             54,555
     100,000        K mart Corp.
                       Pass Thru Sec K-1 8.990%, 07/05/10                               .90            105,250
      30,000        Wal Mart Stores
                       Note 9.100%, 07/15/00                                            .27             31,926
                                                                                    -------      -------------
                                                                                       1.63            191,731
                                                                                    -------      -------------





------------------------------------------------------------------------------
See accompanying notes to financial statements

THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

May 31, 1998 (Unaudited)


                                                                                                     Market
                                                                                Percent of           Value
 Par Value                                                                        Net Assets       (Note 1-A)
                                           CORPORATE BONDS & NOTES

                 Savings & Loan Industry
$    200,000        Cap. Secs Series, 8.206%, 02/01/27                                 1.85%           216,500
                                                                                    -------      -------------
                 Securities Brokerage Industry
      35,000        Bear Stearns Companies
                       Note 9.375%, 06/01/01                                            .33             38,161
     400,000        Bear Stearns Companies
                       Note 7.500%, 12/16/16                                           3.44            404,000
     200,000        Bear Stearns Companies
                       Note 7.000%, 04/02/18                                           1.72            202,000
     200,000        Lehman Bros Holding Inc.
                       Note 8.500%, 08/01/07                                           1.93            226,406
      40,000        Morgan Stanley Group
                       Note 7.875%, 12/15/98                                            .34             40,401
      30,000        Morgan Stanley Group
                       Note 8.100%, 06/24/02                                            .28             32,044
                                                                                    -------      -------------
                                                                                       8.04            943,012
                                                                                    -------      -------------
                 Telecommunications Service Industry
     150,000        GTE North, Inc.
                       Note, 7.625%, 05/15/26                                          1.34            156,984
     100,000        Illinois Bell Telephone Co.
                       Deb. 8.500%, 04/22/26                                            .89            104,031
     250,000        U.S. West Capital Funding, Inc.
                       Note, 6.750%, 10/01/05                                          2.20            258,593
                                                                                    -------      -------------
                                                                                       4.43            519,608
                                                                                    -------      -------------
                 Tobacco
     100,000        Philip Morris
                       8.250%, 10/15/03                                                 .92            108,156
     130,000        Philip Morris
                       Note 7.750%, 05/01/99                                           1.13            131,868
                                                                                    -------      -------------
                                                                                       2.05            240,024
                                                                                    -------      -------------
                    Total Corporate Bonds & Notes (Cost $7,486,659)                   64.70          7,591,558
                                                                                    -------      -------------









-------------------------------------------------------------------------------
See accompanying notes to financial statements

THE CROWLEY INCOME PORTFOLIO

May 31, 1998 (Unaudited)


                                                                                                     Market
                                                                                Percent of           Value
 Par Value                                                                        Net Assets       (Note 1-A)
                                           U.S. GOVERNMENT AGENCY

 $   200,000        Federal Home Loan Bank
                       Zero Coupon, 07/10/17                                            .36%     $      42,156
     200,000        Federal Home Loan Mortgage Corp.
                       6.290%, 02/07/06                                                1.70            200,000
   1,000,000        Federal Home Loan Bank
                       Zero Coupon, 07/28/17                                           1.90            222,650
      80,000        Federal Home Loan Mortgage Corp.
                       8.325%, 07/15/09                                                 .71             82,224
     500,000        Federal Home Loan Bank
                       7.000%, 01/30/13                                                4.27            501,250
     500,000        Federal Home Loan Mortgage Corp.
                       Zero Coupon, 05/07/17                                            .94            110,075
     200,000        Federal National Mortgage Association Deb.
                       8.400%, 10/25/04                                                1.77            208,000
     555,000        Federal Home Loan Mortgage Corp.
                       7.05%, 11/21/11                                                 4.77            559,595
                                                                                    -------      -------------
                       Total U.S. Government Agency (Cost $1,919,739)                 16.42          1,925,950
                                                                                    -------      -------------

                    Total Investments (Cost $10,554,850) (a)                          91.24%        10,704,272
                    Other Assets in excess of Liabilities                              8.76%         1,028,101
                                                                                    -------      -------------
                    Net Assets                                                       100.00%     $  11,732,373
                                                                                    =======      =============

                 (a)   Aggregate cost for federal income tax purposes is $10,554,850.

                 At May 31,  1998,  unrealized  appreciation  (depreciation)  of securities for federal income tax purposes is as follows:

                    Unrealized appreciation                                                           $218,472
                    Unrealized depreciation                                                            (69,050)
                                                                                                     ---------
                    Net unrealized appreciation                                                       $149,422
                                                                                                      ========











------------------------------------------------------------------------------
See accompanying notes to financial statements

THE CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS

May 31, 1998 (Unaudited)


                                                                                                     Market
   Number                                                                         Percent of         Value
  of Shares                                                                       Net Assets       (Note 1-A)
                                            GENERAL EQUITY FUNDS
                 Aggressive Growth
       2,323        Strong Opportunity                                                 1.47%      $     95,283
       3,230        Twentieth Century Ultra                                            1.58            101,949
       3,402        Wasatch Aggressive Equity                                          1.40             90,854
                                                                                    -------       ------------
                                                                                       4.45            288,086
                                                                                    -------       ------------
                 Balanced
       3,309        Columbia Balanced                                                  1.17             76,003
       1,092        Dodge & Cox Balanced                                               1.18             76,124
                                                                                    -------       ------------
                                                                                       2.35            152,127
                                                                                    -------       ------------
                 Corporate - High Yield
       9,294        Federated High Yield Trust                                         1.38             89,499
       8,939        Fidelity Capital & Income                                          1.46             94,749
       6,729        Strong High Yield                                                  1.26             81,283
       4,980        T. Rowe Price High Yield                                            .68             44,071
                                                                                    -------       ------------
                                                                                       4.78            309,602
                                                                                    -------       ------------
                 Growth
       2,759        Fidelity Stock Selection                                           1.29             83,403
       3,003        Harbor Capital Appreciation                                        1.58            101,947
       3,055        Longleaf Partners                                                  1.41             91,244
       1,084        Nicholas                                                           1.49             96,523
       2,079        Oakmark                                                            1.39             90,127
       3,958        Scudder Value                                                      1.51             97,838
       3,310        Soundshore                                                         1.56            101,040
       3,292        Warburg Capital Appreciation                                       1.03             66,770
                                                                                    -------       ------------
                                                                                      11.26            728,892
                                                                                    -------       ------------
                 Growth/Income
       1,939        Babson Value                                                       1.53             99,050
       1,008        Dodge & Cox Stock                                                  1.57            101,361
       6,062        Mutual Beacon                                                      1.47             95,048
       3,213        Neuberger & Berman Guardian                                        1.44             93,070
       5,812        Pelican                                                            1.66            107,524
       4,036        Steinroe Growth & Income                                           1.55            100,083
       3,696        American Century Growth & Income                                   1.55            100,898
                                                                                    -------       ------------
                                                                                      10.77            697,034
                                                                                    -------       ------------






------------------------------------------------------------------------------
See accompanying notes to financial statements

THE CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

May 31, 1998 (Unaudited)


                                                                                                     Market
   Number                                                                       Percent of           Value
  of Shares                                                                       Net Assets       (Note 1-A)
                                            GENERAL EQUITY FUNDS
                 Income
       8,120        Berwyn Income                                                      1.59%      $    102,715
       3,786        Lindner Dividend                                                   1.63            105,257
       6,043        Gabelli Equity Income                                              1.64            106,832
                                                                                    -------       ------------
                                                                                       4.86            314,804
                                                                                    -------       ------------
                 Small Company
       2,826        Heartland Value                                                    1.59            102,617
       3,080        Meridian                                                           1.56            101,210
       2,034        PBGH Growth                                                         .81             52,360
       1,276        Parkstone Small Cap. Series "B"                                     .49             31,938
                                                                                    -------       ------------
                                                                                       4.45            288,125
                                                                                    -------       ------------

                                         INTERNATIONAL EQUITY FUNDS
                 Foreign Equity
       1,869        Managers International Equity                                      1.54             99,884
      10,015        Twentieth Century International Equity                             1.58            102,054
                                                                                    -------       ------------
                                                                                       3.12            201,938
                                                                                    -------       ------------
                 Global Equity
       4,561        Founders Worldwide Growth                                          1.73            112,057
       2,946        Janus Worldwide Fund                                               2.10            135,813
                                                                                    -------       ------------
                                                                                       3.83            247,870
                                                                                    -------       ------------
                 Pacific Equity
       6,655        T. Rowe Price - New Asia                                            .51             32,477
                                                                                    -------       ------------
                 Total Investments (Cost $2,919,251) (a)                              50.38%         3,260,955
                 Other Assets Less Liabilities                                        49.62%         3,211,276
                                                                                    -------       ------------
                 Net Assets                                                          100.00%      $  6,472,231
                                                                                    =======       ============

                 (a) Aggregate cost for federal income tax purposes is $2,919,251.

                 At May  31,   1998   unrealized   appreciation   (depreciation)
                    securities for federal income tax purposes is as follows:

                    Unrealized appreciation                                                           $388,960
                    Unrealized depreciation                                                            (47,256)
                       Net unrealized appreciation                                                    $341,704



-------------------------------------------------------------------------------
See accompanying notes to financial statements

THE CROWLEY PORTFOLIO GROUP, INC.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 1998     (Unaudited)


                                                                              Income             Diversified
                                                                            Portfolio             Portfolio
ASSETS
    Investments at market value
       (Identified cost $10,554,850 and $2,919,251
       respectively) (Note1)                                                  $   10,704,272      $  3,260,955
    Cash                                                                             862,978         3,212,476
    Interest Receivable                                                              175,681              -
                                                                              --------------      ------------
       Total assets                                                               11,742,931         6,473,431
                                                                              --------------      ------------


LIABILITIES
    Accrued expenses                                                                  10,558             1,200
                                                                              --------------      ------------
       Total liabilities                                                              10,558             1,200
                                                                              --------------      ------------

NET ASSETS
    (500 million shares of $.01 par value common stock
    authorized; 1,104,170 and 471,676 shares issued
    and outstanding, respectively)                                            $   11,732,373      $  6,472,231
                                                                              ==============      ============


NET ASSET VALUE
    Offering and redemption price per share
    (Net assets/shares outstanding)                                                   $10.63            $13.72
                                                                                      ======            ======


At May 31, 1998, net assets consisted of:
    Paid-in capital                                                           $   11,629,227      $  6,006,636
    Distributions in excess of net investment income                                 (58,291)          (11,253)
    Accumulated undistributed net realized gains                                      12,015           135,144
    Net unrealized appreciation of investments                                       149,422           341,704
                                                                              --------------      ------------
                                                                              $   11,732,373      $  6,472,231
                                                                              ==============      ============















------------------------------------------------------------------------------
See accompanying notes to financial statements

THE CROWLEY PORTFOLIO GROUP, INC.

STATEMENT OF OPERATIONS

Six Months ended May 31, 1998 (Unaudited)


                                                                                   Income          Diversified
                                                                                 Portfolio          Portfolio
INVESTMENT INCOME
    Interest income                                                               $  273,720       $      817
    Dividend income                                                                   45,900           30,893
    Other income                                                                           -               34
                                                                                   -----------       --------
       Total income                                                                  319,620           31,744
                                                                                  ----------       ----------

EXPENSES
    Investment advisory fees (Note 2)                                                 28,872           15,410
    Other Expenses                                                                    37,751           14,329
                                                                                  ----------       ----------
       Total expenses                                                                 66,623           29,739
                                                                                  ----------       ----------
          Investment income - net                                                    252,997            2,005
                                                                                  ----------       ----------


REALIZED AND UNREALIZED GAIN
    ON INVESTMENTS
    Net realized gain from security transactions                                      12,015              -
    Capital gain distribution from regulated
       investment companies                                                              -            135,144
    Change in unrealized appreciation of
       investments for the year                                                       18,399           64,761
                                                                                  ----------       ----------
       Net gain on investments                                                        30,414          199,905
                                                                                  ----------       ----------
          Net increase in net assets resulting from operations                    $  283,411       $  201,910
                                                                                  ==========       ==========






















-------------------------------------------------------------------------------
See accompanying notes to financial statements

THE CROWLEY PORTFOLIO GROUP, INC.
CROWLEY INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS



                                                                          Six Months Ended         Year Ended
                                                                            May 31, 1998           November 30,
                                                                            (Unaudited)                1997
OPERATIONS
    Investment income - net                                               $     252,997          $    577,011
    Net realized gain (loss) on investments                                      12,015               (47,021)
    Change in unrealized appreciation                                            18,399               122,332
                                                                          -------------          ------------
       Net increase in net assets resulting from operations                     283,411               652,322

DISTRIBUTIONS TO SHAREHOLDERS
    From investment income - net ($.68 and $.65 per share)                     (569,758)             (556,624)

CAPITAL SHARE TRANSACTIONS (a)                                                2,645,366              (251,109)
                                                                          -------------          ------------
          Total increase (decrease)                                           2,359,019              (155,411)

NET ASSETS
    Beginning of period                                                       9,373,354             9,528,765
                                                                          -------------          ------------

    End of Period
       (including undistributed (distributions in excess of)
       net investment income of $(58,291) and $513,212,
       respectively)                                                      $  11,732,373          $  9,373,354
                                                                          =============          ============


(a)      Summary of capital share activity follows:

                                                         Six Months Ended                 Year Ended
                                                           May 31,  1998                  November 30,
                                                            (Unaudited)                       1997
                                                         Shares        Amount          Shares          Amount
Shares sold                                             275,319   $  2,902,406          51,646   $     545,779
Shares issued in reinvestment of distributions           54,837        569,758          54,518         556,624
                                                      ---------   ------------      ----------   -------------
                                                        330,156      3,472,164         106,164       1,102,403
Shares redeemed                                         (77,787)      (826,798)       (128,371)     (1,353,512)
                 ---------------------------------   -----------   -----------      -----------  -------------
    Net increase (decrease)                             252,369   $  2,645,366         (22,207)  $    (251,109)
                                                      =========   ============      ==========   =============











------------------------------------------------------------------------------
See accompanying notes to financial statements

THE CROWLEY PORTFOLIO GROUP, INC.
CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS



                                                                          Six Months Ended          Year Ended
                                                                            May 31, 1998           November 30,
                                                                            (Unaudited)                 1997
OPERATIONS
    Investment income - net                                                $      2,005          $     20,512
    Capital gain distribution from regulated
       investment companies                                                     135,144                55,919
    Change in unrealized appreciation                                            64,761               132,478
                                                                           ------------          ------------
       Net increase in net assets resulting from operations                     201,910               208,909

DISTRIBUTIONS TO SHAREHOLDERS
    From investment income - net
       ($.08 and $.18 per share)                                                (13,884)              (23,277)
    From net realized gains on investments
       ($.32 and $.44 per share)                                                (55,535)              (56,464)

CAPITAL SHARE TRANSACTIONS (a)                                                4,099,871               610,496
                                                                           ------------          ------------
          Total increase                                                      4,232,362               739,664

NET ASSETS
    Beginning of period                                                       2,239,869             1,500,205
                                                                           ------------          ------------

    End of period
       (Including undistributed (distribution in excess of)
       net investment income of $(11,253) and $0 respectively)             $  6,472,231          $  2,239,869
                                                                           ============          ============


(a)      Summary of capital share activity follows:

                                                            Six Months Ended                  Year Ended
                                                               May 31, 1998                  November 30,
                                                                (Unaudited)                      1997
                                                            Shares         Amount         Shares        Amount
Shares sold                                                300,650    $  4,142,117        62,490   $   773,189
Shares issued in reinvestment of distributions               5,514          69,419         6,934        79,741
                                                          --------    ------------     ---------   -----------
                                                           306,164       4,211,536        69,424       852,930
Shares redeemed                                             (8,469)       (111,665)      (18,966)     (242,434)
                 ------------------------------------    -----------  ------------    -----------    ----------
    Net increase                                           297,695   $   4,099,871        50,458   $   610,496
                 ====================================== ============   ============   ===========  ===========








-----------------------------------------------------------------------------
See accompanying notes to financial statements

THE CROWLEY PORTFOLIO GROUP, INC.
CROWLEY INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)


                       Six Months Ended
                          May 31, 1998                            Year Ended November 30,
                                               ---------------------------------------------------------------
                        (Unaudited)             1997         1996          1995          1994          1993
                   ---------------------        ----         ----          ----          ----          ----
NET ASSET VALUE
    Beginning of period                           $11.00        $10.90    $11.08    $10.69    $11.57    $10.58
                                                  ------        ------    ------    ------    ------    ------

INCOME FROM
    INVESTMENT OPERATIONS
    Net investment income                            .30           .69       .59       .65       .61       .65
    Net gains (losses) on securities
       (both realized and unrealized)                .01           .06      (.15)      .37      (.76)      .40
                                               ---------      --------    ------  --------  -------- ---------
       Total from investment operations              .31           .75       .44      1.02      (.15)     1.05
                                               ---------      --------  --------   -------   -------- --------

LESS DISTRIBUTIONS
    Dividends (from net investment income)          (.68)         (.65)     (.62)     (.63)     (.66)     (.06)

    Distributions (from realized capital gains)        -            -          -         -      (.07)        -
                                               -----------  -----------  ----------  -------     ----  ---------
       -
       Total distributions                          (.68)         (.65)     (.62)     (.63)     (.73)     (.06)
                                                 ---------     ---------  -------- --------- ---------  --------

NET ASSET VALUE
    End of period                                 $10.63        $11.00    $10.90    $11.08    $10.69    $11.57
                                                  ======        ======    ======    ======    ======    ======

TOTAL RETURN                                        2.96%         7.34%     4.16%    10.12%    (1.43)%    9.97%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)      $11,732         $9,373   $9,529    $8,940    $6,654    $5,423

    Ratio of expenses to average net assets         1.36% (a)      1.39%    1.39%     1.43%     1.37%     1.23%

    Ratio of net investment income to
          average net assets                        5.20% (a)     6.22%     5.62%     6.43%     6.28%     6.27%

    Portfolio turnover rate                        43.74%        22.81%    66.18%    31.60%    14.45%    19.17%

    (a)  Annualized

















-------------------------------------------------------------------------------
See accompanying notes to financial statements

THE CROWLEY PORTFOLIO GROUP, INC.
CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)


                                                                                             Period
                                                                                          April 1, 1995 (a)
                                                    Six Months Ended      Year Ended             To
                                                       May 31, 1998      November 30,       November 30,
                                                        (Unaudited)          1997       1996           1995
                                                           ----              ----    -----------------------
NET ASSET VALUE
    Beginning of period                                     $12.87         $12.15     $10.71         $10.00
                                                            ------         ------     ------         ------

INCOME FROM INVESTMENT OPERATIONS
    Net investment income                                      .01            .17        .05              -
    Net gains on securities (both realized and unrealized)    1.24           1.17       1.43            .71
                                                          --------       --------   --------      ---------
       Total from investment operations                       1.25           1.34       1.48            .71
                                                          --------       --------   --------      ---------

LESS DISTRIBUTIONS
    Dividends (from net investment income)                    (.08)          (.18)      (.04)            -
    Distributions (from realized capital gains)               (.32)          (.44)         -             -
                                                           ---------      --------   --------   ----------
    Total distributions                                       (.40)          (.62)      (.04)            -
                                                           ---------      --------  ---------    ---------

NET ASSET VALUE
    End of period                                           $13.72         $12.87     $12.15         $10.71
                                                            ======         ======     ======         ======

TOTAL RETURN                                                  9.99%         11.64%     13.87%          7.10%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)                 $6,472         $2,240     $1,500           $962

    Ratio of expenses to average net assets                   1.83% (b)      1.87%      2.22%          2.06% (b)

    Ratio of net investment income (loss) to
        average net assets                                     .12% (b)      1.08%       .46%          (.09)%(b)

    Portfolio turnover rate                                  11.32%          -         20.69%             -


(a) Effective date of the Portfolio's initial  registration under the Securities
Act of 1933, as amended.

(b) Annualized.
















--------------------------------------------------------------------------
See accompanying notes to financial statements

THE CROWLEY PORTFOLIO GROUP, INC.

NOTES TO FINANCIAL STATEMENTS

May 31, 1998 (Unaudited)


(1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Crowley Portfolio Group, Inc. (the "Fund") is an open-end diversified investment company currently offering two series of shares: The Crowley Income Portfolio, and The Crowley Diversified Management Portfolio (each a "Portfolio").

     The objective of The Crowley Income Portfolio is to maximize current income, consistent with prudent risk, i.e., reasonable risk to principal. The objective of The Crowley Diversified Management Portfolio is high total return consistent with reasonable risk. The Portfolios will use a variety of investment strategies in an effort to balance portfolio risks and to hedge market risks. There can be no assurance that the objectives of the Portfolios will be achieved.

         SECURITY VALUATION
         Portfolio securities, which are fixed income securities, are valued by using market quotations, prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Directors. Securities listed on an exchange or quoted on a national market system are valued at the last sales price. Investments in regulated investment companies are valued at the net asset value per share as quoted by the National Association of Securities Dealers, Inc. Money market securities with remaining maturities of less than 60 days are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Directors.

         FEDERAL INCOME TAXES
         The Portfolios intend to comply with the requirements of the Internal Revenue Code necessary to qualify as regulated investment companies and as such will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. At November 30, 1997, the Income Portfolio had a capital loss carryforward for Federal income tax purposes of approximately $254,700, of which $36,100 expires in the year 2002 and $28,400 in 2003, $143,200 in 2004 and $47,000 in 2005.

         SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS
         As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold). Interest income is recorded on the accrual basis. Bond premiums and discounts are amortized in accordance with Federal income tax regulations. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

         USE OF ESTIMATES IN FINANCIAL STATEMENTS
         In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.




-------------------------------------------------------------------------------

THE CROWLEY PORTFOLIO GROUP, INC.

May 31, 1998  (Unaudited)


(2)   INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Crowley & Crowley Corp. (the "Advisor") provides the Fund with management and administrative services pursuant to a Management Agreement.

     As compensation for its services, the Advisor receives a fee, computed daily and payable monthly, at the annualized rate of 60% of the average daily net assets of The Crowley Income Portfolio and 1% of the average daily net assets of The Crowley Diversified Management Portfolio. The Advisor pays all expenses incurred by it in rendering management services to the Fund including the costs of accounting, bookkeeping and data processing services provided in its role as administrator. The Portfolios bear their costs of operations, which include, but are not limited to: advisory fees; taxes; brokerage fees; accounting fees; legal fees; custodian and auditing fees; and printing and other expenses which are not expressly assumed by the Advisor under the Management Agreement.

     The Crowley Financial Group, Inc. ("TCFG") serves as the Portfolio shareholders' servicing agent. As shareholder servicing agent, TCFG will act as the Transfer, Dividend Disbursing and Redemption Agent to the Portfolios. As compensation for its services, TCFG receives a fee computed daily and payable monthly, at the annualized rate of .40% of the average daily net assets of each Portfolio. During the six months ended May 31, 1998, TCFG earned fees of $19,251 and $6,164 from the Income Portfolio and Diversified Management Portfolio, respectively.

     Crowley Securities Corp. serves as distributor of the Fund's shares.

     Certain officers and directors of the Fund are also officers of Crowley & Crowley Corp., Crowley Securities Corp. and The Crowley Financial Group, Inc.


(3)   PURCHASES AND SALES OF SECURITIES

     Purchases and sales of securities, other than short-term investments, aggregated $5,369,241 and $2,136,137, respectively, in the Income Portfolio and $1,309,424 and $183,691, respectively, in the Crowley Diversified Management Portfolio.